RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Research and development expenses	$ 5,949	$ 7,167	$ 5,962
Alzheimer's Disease Therapeutics [Member]
Statement [Line Items]
Research and development expenses	4	0	4
Anti-Infectives [Member]
Statement [Line Items]
Research and development expenses	0	4	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics [Member]
Statement [Line Items]
Research and development expenses	5,944	7,162	5,932
Tobacco Exposure Tests [Member]
Statement [Line Items]
Research and development expenses	1	1	18
Research and Development Program [Member]
Statement [Line Items]
Research and development expenses	$ 0	$ 0	$ 4